Severance Pay (Tables)	12 Months Ended
Dec. 31, 2020
Severance Pay [Abstract]
Summary of amounts accrued and the portions funded, with severance pay funds and by the insurance policies
	December 31,
	2 0 2 0	2 0 1 9
	U.S. dollars in thousands

Accrued severance pay	$1,865	$1,775
Less - amounts funded (presented in “investment and other non-current assets”)	(1,823)	(1,725)
Unfunded balance	$42	$50